Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Stock Options Activities

The following table sets forth the stock options activities for the six months ended June 30, 2024 and 2025:

	Number of shares*	Weighted average exercise price	Weighted average remaining contractual term (in years)	Weighted average grant date fair value
		US$		US$
Outstanding as of December 31, 2023	731	0.009	1.85	46,800.00
-Exercised	(6)	0.009	—	—
-Forfeited	(1)	0.009	—	—
Outstanding as of June 30, 2024	724	0.009	1.54	46,800.00
Exercisable as of June 30, 2024	722	0.009	1.53	46,800.00

Outstanding as of December 31, 2024	724	0.009	1.21	46,395.04
Outstanding as of June 30, 2025	724	0.009	0.89	46,394.99
Exercisable as of June 30, 2025	724	0.009	0.89	46,394.99

*	Retrospectively restated to reflect the Share Consolidation.

Schedule of Fair value Assumptions

Options granted to Grantees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

	2019	2021
Expected volatility	60%	48.56%
Risk-free interest rate (per annum)	2.8%	1.25%
Exercise multiple	2.2%	2.2%
Expected dividend yield	0%	0%
Contractual term (in years)	5	5